Non-operating income	6 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Non-operating income	Non-operating income (expense)

		Three months ended June 30,		Six months ended June 30,
(in KUSD)	Note	2022	2021	2022	2021
Convertible loans, derivatives, change in fair value income	14	14,455	2,053	30,310	23,222
Convertible loans, derivatives, transaction costs		—	(148)	—	(148)
Share of results with joint venture	12	(1,917)	(1,169)	(4,419)	(1,696)
Exchange differences gain (loss)		223	(242)	304	152
R&D tax credit		114	199	122	393
Non-operating income		12,875	693	26,317	21,923
Convertible loans, derivatives, change in fair value income (expense)
Changes in derivative fair values are explained in note 14, “Convertible loans”. Pursuant to the Facility Agreement with Deerfield, the Company drew down the first tranche of the convertible loans amounting to USD 65 million on May 19, 2020. Additionally, in connection with the FDA approval of ZYNLONTA, the Company drew down the second tranche of convertible loans amounting to USD 50 million.
Convertible loans, derivatives, transaction costs
The transaction costs of the embedded derivatives associated with the draw-down of the second tranche of the convertible loans on April 23, 2021 were charged directly to the unaudited condensed consolidated interim statement of operations. No such transaction costs were charged in fiscal year 2022.
Share of results with joint venture
In connection with the formation of Overland ADCT BioPharma in December 2020, the Company recorded its proportionate share of Overland ADCT BioPharma’s net loss. See note 12, “Interest in joint venture”.
Exchange differences
Also included in non-operating income (expense) are favorable or unfavorable Exchange differences. The Company is exposed to foreign exchange risk arising from various currency exposures, primarily with respect to British pounds, Euros and Swiss francs. Exchange differences represent gain or (loss) based on favorable or unfavorable changes in foreign currencies.
R&D tax credit
The Company recognizes as income (expense) amounts received and receivable by its subsidiary, ADCT UK, under the United Kingdom’s R&D Expenditure Credit scheme (“UK R&D Credit Scheme”). The grants represent 12% of eligible expenditure. The claims are payable through the tax system, as a refund of corporation tax or of other taxes, including income tax and social security payments deducted at source from qualifying (research) employees’ payroll and VAT. The relevant amounts have been therefore presented net in the balance sheet. As the credit is independent of ADCT UK’s taxable profit, is clearly designed to incentivize companies to invest in R&D activities and is itself taxable income, the Group has recognized the income as government grants within non-operating income (expense) and not as a credit to income tax expense.